Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
OPERATING
Profit (loss) before income taxes - from continuing operations	$ 33,181	$ 44,260	$ (153,450)	$ (69,512)
Profit (loss) before income taxes - from discontinued operations	6,579	(100,933)	(8,455)	(35,661)
Profit (loss) before income taxes	39,760	(56,673)	(161,905)	(105,173)
Items not affecting cash
Amortization of intangible assets	4,953	7,174	19,414	16,158
Depreciation of property and equipment	2,246	1,087	7,749	2,782
Amortization included in cost of sales	527	591	1,654	2,103
Share-based compensation	1,683	1,379	10,469	4,495
Financing charges, non-cash portion	5,008	4,393	16,138	13,838
Other, net	(28)	(28)	(83)	(83)
Gain on sale of subsidiaries	(45,138)		(45,138)
Change in fair value of derivative instruments	(36,990)	(62,890)	139,547	67,979
Adjustment required to reflect net cash receipts from gas sales	(1,259)	(1,236)	7,033	8,470
Net change in working capital balances	(61,062)	62,365	27,273	(54,357)
Adjustment for discontinued operations	28,957	64,061	(4,649)	(6,890)
Income taxes paid	(1,905)	(3,086)	(9,367)	(11,692)
Cash inflow (outflow) from operating activities	(63,248)	17,137	8,135	(62,370)
INVESTING
Purchase of property and equipment	(182)	(1,548)	(806)	(4,107)
Purchase of intangible assets	(2,734)	(13,716)	(11,918)	(32,579)
Payments for previously acquired business		(3,000)	(12,013)	(3,000)
Proceeds from disposition of subsidiaries	7,672		7,672
Cash inflow (outflow) from investing activities	4,756	(18,264)	(17,065)	(39,686)
FINANCING
Dividends paid		(21,414)	(25,335)	(65,975)
Repayment of long-term debt	(3,825)	(2,222)	(6,027)	(61,795)
Issuance of long-term debt				119,662
Share swap payout				(10,000)
Leased asset payments	(1,471)		(4,460)
Debt issuance costs	(1,820)	(3,575)	(1,737)	(6,229)
Credit facilities withdrawal	53,555	18,985	54,794	76,265
Issuance of preferred shares				10,447
Preferred shares issuance costs		(18)		(352)
Cash inflow (outflow) from financing activities	46,439	(8,244)	17,235	62,023
Effect of foreign currency translation on cash balances	(40)	1,046	(244)	72
Net cash inflow (outflow)	(12,093)	(8,325)	8,061	(39,961)
Cash and cash equivalents, beginning of period	30,081	17,225	9,927	48,861
Cash and cash equivalents, end of period	17,988	8,900	17,988	8,900
Supplemental cash flow information:
Interest paid	$ 12,774	$ 12,428	$ 54,480	$ 38,873